Accounts Payable and Accrued Expense (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Expense [Abstract]
Schedule of Company's Accounts Payable and Accrued Expenses

The Company’s accounts payable and accrued expenses as of December 31, 2023 and 2022 primarily consisted of legal accruals.

	December 31, 2023	December 31, 2022
Legal accrual	$5,534,483	$1,705,049
Other payables and expenses	134,866	161,943
	$5,669,349	$1,866,992